Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly financial information
Net revenues	$ 41,145	$ 38,644	$ 37,169	$ 36,332	$ 37,055	$ 35,021	$ 34,602	$ 32,689	$ 153,290	$ 139,367	$ 126,761
Gross profit	7,301	6,661	6,402	6,164	6,633	6,468	6,324	5,942	26,528	25,367	23,783
Operating profit	2,729	2,331	2,262	2,132	2,321	2,246	2,208	2,024	9,454	8,799	8,037
Income from continuing operations	1,500	1,237	1,272	1,221	1,322	948	1,246	1,129	5,230	4,645	4,600
Income (loss) from discontinued operations, net of tax	(1)	10	0	0	(1)	0	0	0	9	(1)	(8)
Net income attributable to CVS Health	$ 1,498	$ 1,246	$ 1,272	$ 1,221	$ 1,321	$ 948	$ 1,246	$ 1,129	$ 5,237	$ 4,644	$ 4,592
Basic earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.35	$ 1.10	$ 1.13	$ 1.08	$ 1.15	$ 0.82	$ 1.07	$ 0.96	$ 4.65	$ 3.98	$ 3.78
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.00	(0.01)
Net income attributable to CVS Caremark (in dollars per share)	1.35	1.11	1.13	1.08	1.15	0.82	1.07	0.96	4.66	3.98	3.77
Diluted earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	1.34	1.10	1.12	1.07	1.14	0.81	1.06	0.95	4.62	3.96	3.75
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.00	(0.01)
Net income attributable to CVS Caremark (in dollars per share)	1.34	1.11	1.12	1.07	1.14	0.81	1.06	0.95	4.63	3.96	3.74
Dividends per share (in dollars per share)	0.35	0.35	0.35	0.35	0.275	0.275	0.275	0.275	1.40	1.10	$ 0.9
High
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	105.29	113.45	106.47	104.56	98.62	82.57	79.43	76.36	113.45	98.62
Low
Diluted earnings per share:
NYSE Stock Price (in dollars per share)	$ 91.56	$ 95.12	$ 98.74	$ 94.16	$ 77.40	$ 74.69	$ 72.37	$ 64.95	$ 91.56	$ 64.95